Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Note 7 - Property, Plant and Equipment

Property, plant and equipment, at cost as of December 31, 2014 and 2013, is as follows:

(in US$ millions)	2014	2013
Land and buildings	92.9	94.6
Tanks, jetties and installations	1,421.4	1,469.9
Other equipment	36.9	39.4
Construction work in progress	138.0	57.2

At cost	1,689.2	1,661.1
Less: accumulated depreciation	(412.4)	(377.7)

Total property, plant and equipment	1,276.8	1,283.4

For the years ended December 31, 2014 and December 31, 2013, interest expenses of $2.2 million and $1.3 million, respectively, were capitalized as part of the costs of construction work in progress.

Depreciation expense recorded on property, plant and equipment was $69.6 million and $66.2 million during the years ended December 31, 2014 and December 31, 2013, respectively.

The property, plant and equipment as of December 31, 2014 and 2013, specified by geographical location is as follows:

(in US$ millions)	2014	2013
Amsterdam, NL	193.9	194.1
Rotterdam, NL	276.6	326.9
Antwerp, BE	154.0	175.1

Europe	624.5	696.1

Florida, USA	132.9	136.5
Fujairah, UAE	176.0	181.0
Tanjung Bin, Malaysia	343.4	269.8

Rest of the world	652.3	587.3

Total	1,276.8	1,283.4